Financial Information - Washington Federal, Inc. - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income
Total Income	$ 147,114	$ 149,709	$ 159,618	$ 164,824	$ 169,436	$ 171,826	$ 167,582	$ 162,622	$ 621,265	$ 671,466	$ 607,083
Expense
Income before income taxes	42,336	44,310	46,251	86,289	65,332	65,163	64,971	67,309	219,186	262,775	257,243
Income tax benefit (expense)	(7,993)	(9,458)	(9,874)	(18,423)	(12,970)	(11,309)	(13,873)	(14,367)	(45,748)	(52,519)	(53,393)
Net income	$ 34,343	$ 34,852	$ 36,377	$ 67,866	$ 52,362	$ 53,854	$ 51,098	$ 52,942	173,438	210,256	203,850
Parent Company
Income
Dividends from subsidiary									190,900	208,389	198,294
Total Income									190,900	208,389	198,294
Expense
Miscellaneous expense									529	448	439
Total expense									529	448	439
Net income (loss) before equity in undistributed net income (loss) of subsidiary									190,371	207,941	197,855
Equity in undistributed net income (loss) of subsidiaries									(17,055)	2,213	5,880
Income before income taxes									173,316	210,154	203,735
Income tax benefit (expense)									122	102	115
Net income									$ 173,438	$ 210,256	$ 203,850